Employee benefits (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Benefit obligation, beginning	$ 155,150	$ 174,346
Benefit obligation, end	174,346	155,150
Fair value of plan assets [Member]
Disclosure of net defined benefit liability (asset) [line items]
Benefit obligation, beginning	(165,740)	(189,697)
Benefit obligation, end	(189,697)	(165,740)
Defined benefit plan [Member]
Disclosure of net defined benefit liability (asset) [line items]
Benefit obligation, beginning	100,188
Interest income on plan assets	18,490	17,484
Benefit obligation, end	111,076	100,188
Defined benefit plan [Member] | Fair value of plan assets [Member]
Disclosure of net defined benefit liability (asset) [line items]
Benefit obligation, beginning	165,740	140,517
Interest income on plan assets	12,615	11,268
Return on plan assets greater/(less) than discount	6,568	2,657
Employer contributions	23,522	21,597
Benefits paid	(17,460)	(16,069)
Adjustment in plan asset performance		(946)
Investment expenses paid	(1,896)
Exchange differences	608	6,716
Benefit obligation, end	$ 189,697	$ 165,740